INCOME TAXES (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Deferred tax assets, gross	$ 37,248	$ 27,833	$ 16,831
Less: valuation allowance	$ (37,248)	$ (27,833)	$ (16,831)
Deferred tax assets
Hong Kong [Memebr]
Deferred tax assets:
Net operating loss carryforwards	$ 9,484	$ 4,150	$ 3,471
The PRC [Memebr]
Deferred tax assets:
Net operating loss carryforwards	9,840	8,203	5,010
Malaysia [Memebr]
Deferred tax assets:
Net operating loss carryforwards	$ 17,924	$ 15,480	$ 8,350